Weighted-Average Actual Target Allocation of Plan Assets (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016	May 31, 2015
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	$ 437,481	$ 314,216	$ 327,427
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	$ 179,928	169,464	$ 176,437
Equity securities | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	55.00%
Actual Asset Allocation	$ 295,200	234,700
Equity securities | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	40.00%
Actual Asset Allocation	$ 83,800	71,700
Fixed income securities | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	25.00%
Actual Asset Allocation	$ 82,400	72,100
Fixed income securities | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	41.00%
Actual Asset Allocation	$ 65,900	67,400
Cash | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	$ 59,700	7,100
Real Estate | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Actual Asset Allocation	$ 200	300
Real Estate | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	19.00%
Actual Asset Allocation	$ 30,200	$ 30,400